FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$827	$827
Accounts receivable and other	—	—	1,960	1,960
Financial assets (current and non-current)(1)	893	16	144	1,053
Marketable securities	69	73	—	142
Total	$962	$89	$2,931	$3,982

Financial liabilities
Corporate borrowings	$—	$—	$2,475	$2,475
Non-recourse borrowings (current and non-current)	—	—	18,544	18,544
Accounts payable and other	—	—	2,410	2,410
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	490	—	1,683	2,173
Total	$490	$—	$25,132	$25,622

(1)	Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $285 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$540	$540
Accounts receivable and other	—	—	1,171	1,171
Financial assets (current and non-current)(1)	989	17	166	1,172
Marketable securities	126	47	—	173
Total	$1,115	$64	$1,877	$3,056

Financial liabilities
Corporate borrowings	$—	$—	$1,993	$1,993
Non-recourse borrowings (current and non-current)	—	—	13,113	13,113
Accounts payable and other	—	—	1,308	1,308
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	373	—	907	1,280
Total	$373	$—	$17,341	$17,714

(1)	Derivative instruments which are elected for hedge accounting totaling $718 million are included in financial assets and $109 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$827	$827
Accounts receivable and other	—	—	1,960	1,960
Financial assets (current and non-current)(1)	893	16	144	1,053
Marketable securities	69	73	—	142
Total	$962	$89	$2,931	$3,982

Financial liabilities
Corporate borrowings	$—	$—	$2,475	$2,475
Non-recourse borrowings (current and non-current)	—	—	18,544	18,544
Accounts payable and other	—	—	2,410	2,410
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	490	—	1,683	2,173
Total	$490	$—	$25,132	$25,622

(1)	Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $285 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$540	$540
Accounts receivable and other	—	—	1,171	1,171
Financial assets (current and non-current)(1)	989	17	166	1,172
Marketable securities	126	47	—	173
Total	$1,115	$64	$1,877	$3,056

Financial liabilities
Corporate borrowings	$—	$—	$1,993	$1,993
Non-recourse borrowings (current and non-current)	—	—	13,113	13,113
Accounts payable and other	—	—	1,308	1,308
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	373	—	907	1,280
Total	$373	$—	$17,341	$17,714

(1)	Derivative instruments which are elected for hedge accounting totaling $718 million are included in financial assets and $109 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2019	Dec. 31, 2018
Marketable securities	Level 1(1)	$142	$173
Foreign currency forward contracts	Level 2(2)
Financial asset		$140	$241
Financial liability		97	23
Interest rate swaps & other	Level 2(2)
Financial asset		$765	$718
Financial liability		311	257
Other contracts	Level 3(3)
Financial asset		$4	$47
Financial liability		82	93

(1)	Valuation technique: Quoted bid prices in an active market.

(2)
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

(3)	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
During the year, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	Dec. 31, 2019			Dec. 31, 2018
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$142	$—	$—	$173	$—	$—
Financial assets (current and non-current)	—	905	4	—	959	47

Financial liabilities
Financial liabilities (current and non-current)	$—	$408	$82	$—	$280	$93
The following table provides the carrying values and fair values of financial instruments as at December 31, 2019 and December 31, 2018:

	Dec. 31, 2019		Dec. 31, 2018
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$827	$827	$540	$540
Accounts receivable and other	1,960	1,960	1,171	1,171
Financial assets (current and non-current)	1,053	1,053	1,172	1,172
Marketable securities	142	142	173	173
Total	$3,982	$3,982	$3,056	$3,056

Carrying and fair values of financial liabilities

	Dec. 31, 2019		Dec. 31, 2018
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$2,475	$2,507	$1,993	$1,978
Non-recourse borrowings(2)	18,544	18,891	13,113	13,372
Accounts payable and other	2,410	2,410	1,308	1,308
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	2,173	2,173	1,280	1,280
	$25,622	$26,001	$17,714	$17,958

(1)	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

(2)
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

(3)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2019	Dec. 31, 2018
Marketable securities	Level 1(1)	$142	$173
Foreign currency forward contracts	Level 2(2)
Financial asset		$140	$241
Financial liability		97	23
Interest rate swaps & other	Level 2(2)
Financial asset		$765	$718
Financial liability		311	257
Other contracts	Level 3(3)
Financial asset		$4	$47
Financial liability		82	93

(1)	Valuation technique: Quoted bid prices in an active market.

(2)
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

(3)	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
During the year, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	Dec. 31, 2019			Dec. 31, 2018
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$142	$—	$—	$173	$—	$—
Financial assets (current and non-current)	—	905	4	—	959	47

Financial liabilities
Financial liabilities (current and non-current)	$—	$408	$82	$—	$280	$93